Expense Example - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726